Unaudited Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Preferred shares	Ordinary shares	Additional paid-in capital	Retain earnings	Statutory reserve	Accumulated other comprehensive loss	Total shareholders' equity	Non-controlling interests	Total
Balance at Dec. 31, 2019		$ 4	$ 13,375	$ 49,547	$ 431	$ (1,576)	$ 61,781	$ 475	$ 62,256
Balance (in Shares) at Dec. 31, 2019		41,204,025
Reverse recapitalization		$ 1	(13,375)	(9,049)			(22,423)		(22,423)
Reverse recapitalization (in Shares)		6,059,511
Shares-based compensation granted to nonemployees			1,779				1,779		1,779
Shares-based compensation granted to nonemployees (in Shares)		1,357,500
Issuance of shares for the conversion of rights
Issuance of shares for the conversion of rights (in Shares)		2,504,330
Shares on earn out		$ 1	(1)
Shares on earn out (in Shares)		5,000,000
Shares-based compensation granted to employees			5,381				5,381		5,381
Shares-based compensation granted to employees (in Shares)		1,567,000
Issuance of shares through private placement			2,000				2,000		2,000
Issuance of shares through private placement (in Shares)		193,986
Appropriation to statutory reserve				(217)	217
Net income				48,990			48,990	(31)	48,959
Foreign currency translation adjustment						6,468	6,468	27	6,495
Balance at Dec. 31, 2020		$ 6	9,159	89,271	648	4,892	103,976	471	104,447
Balance (in Shares) at Dec. 31, 2020		57,886,352
Issuance of shares for the conversion of rights			1,400				1,400		1,400
Issuance of shares for the conversion of rights (in Shares)		280,000
Shares on earn out		$ 1	500				501		501
Shares on earn out (in Shares)		5,000,000
Shares-based compensation granted to employees			189				189		189
Shares-based compensation granted to employees (in Shares)		2,000
Issuance of shares through private placement			12,884				12,884		12,884
Issuance of shares through private placement (in Shares)		4,382,622
Appropriation to statutory reserve				(386)	386
Net income				16,903			16,903	20	16,923
Foreign currency translation adjustment						1,299	1,299	(71)	1,228
Balance at Jun. 30, 2021		$ 7	$ 24,132	$ 105,788	$ 1,034	$ 6,191	$ 137,152	$ 420	$ 137,572
Balance (in Shares) at Jun. 30, 2021		67,550,974